General (Tables)	12 Months Ended
Dec. 31, 2024
General Description [Abstract]
Disclosure of data regarding the EUR, HRK, HUF and NIS exchange rates, and regarding the CPI
	Representative exchange rate			CPI(*)
	EUR	NIS	HUF	Known index
	(USD to 1)			In points
Date of the financial statements:
As of December 31, 2024	1.041	0.274	0.0025	117.6
As of December 31, 2023	1.006	0.249	0.0029	113.7

	%	%	%	%
Rates of change:
For the year ended:
As of December 31, 2024	3.5	10	(13.8)	3.4
As of December 31, 2023	(5.6)	(12.3)	7.4	3.3

(*)	Base: 2012 average = 100.